N-2 - USD ($)				3 Months Ended
		Sep. 22, 2026	Sep. 11, 2026	Aug. 31, 2026	May 31, 2026	Feb. 28, 2026	Nov. 30, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 28, 2024
Cover [Abstract]
Entity Central Index Key		0001268533
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Tortoise Energy Infrastructure Corporation
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses (as a percentage of offering price)
Sales Load(1)	1.00	%*
Offering Expenses Borne by the Company (as a percentage of offering price)(2)	0.12%
Dividend Reinvestment and Cash Purchase Plan Fees (in dollars)(3)	$15

____________

*         The maximum sales charge for offerings made at the market is 1.00%.

(1)       Represents the estimated commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.

(2)       Assumes offering expenses of $130,000 and the sale of 2,500,000 Common Shares at a sales price per Common Share of $44.15, which represents the last reported sales price of the Common Shares on the NYSE on September 11, 2026. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales, if any, of the Common Shares under this Prospectus Supplement and the accompanying Prospectus may be at a price greater or less than $44.15 per Common Share, depending on the market price of the Common Shares at the time of any such sale.

(3)       Shareholders will pay a transaction fee of $15 plus brokerage charges if they direct the Plan Agent to sell Common Shares held in a Plan account. See “Automatic Dividend Reinvestment and Cash Purchase Plan” in the Prospectus.

Sales Load [Percent]	[1],[2]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[3]	$ 15
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[4]	0.12%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common stock)	Percentage of Net Assets Attributable to Common Shares(4)
Management Fee(5)	1.24%
Interest Payments on Borrowed Funds (includes issuance costs)(6)	1.17%
Distribution Payments on Preferred Stock (includes issuance costs)(7)	0.32%
Other Expenses(8)	0.26%
Total Annual Expenses (excluding tax liability)	2.99%

(4)       The percentages shown are annualized and based on average net assets for the semi-annual fiscal period ended May 31, 2026.

(5)       Reflects management fee as of May 31, 2026. “Management Fee” is based on Managed Assets, which means the average daily gross asset value of the Company (which includes assets attributable to the principal amount of any borrowings), minus accrued liabilities (other than the principal amount of such borrowings), and reflects an annual rate of 0.95% of average monthly Managed Assets up to $2.5 billion, 0.90% of average monthly Managed Assets between $2.5 billion and $3.5 billion, and 0.85% of average monthly Managed Assets above $3.5 billion. There is no investment advisory agreement with, or management fees charged to, any Subsidiary.

(6)       Reflects actual cost of interest on the debt securities and unsecured credit facility as of May 31, 2026, including amortization of issuance costs.

(7)       Reflects actual cost of distributions on Outstanding MRP Shares as of May 31, 2026, including amortization of issuance costs.

(8)       “Other Expenses” reflects actual costs incurred as of semi-annual fiscal period ended May 31, 2026 (annualized) for operational expenses, including payments to our transfer agent, administrator, custodian, legal, and fund accounting expenses.

Management Fees [Percent]	[5],[6]	1.24%
Interest Expenses on Borrowings [Percent]	[6],[7]	1.17%
Dividend Expenses on Preferred Shares [Percent]	[6],[8]	0.32%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6],[9]	0.26%
Total Annual Expenses [Percent]	[6]	2.99%
Expense Example [Table Text Block]

EXAMPLE

The following example demonstrates the hypothetical dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our Common Shares. The following example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in Common Shares, assuming (1) the sales load of 1.00% and estimated offering expenses of $130,000, (2) total annual expenses, excluding tax liabilities, of 2.99% of net assets attributable to Common Shares, (3) a 5% annual return, and (4) all distributions are reinvested at NAV:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Paid by Common Shareholders	$41	$102	$166	$338

The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

Expense Example, Year 01		$ 41
Expense Example, Years 1 to 3		102
Expense Example, Years 1 to 5		166
Expense Example, Years 1 to 10		$ 338
Purpose of Fee Table , Note [Text Block]

The purpose of the table and the example below is to help you understand all fees and expenses that you, as a holder of Common Shares (“Common Shareholder”), would bear directly or indirectly. The table shows the expenses of the Company as a percentage of the average net assets applicable to Common Shares, and not as a percentage of total assets or Managed Assets (as defined in the accompanying Prospectus). Annual Expenses are based on amounts for the fiscal semi-annual period ended May 31, 2026 (annualized).

Other Transaction Fees, Note [Text Block]		Shareholders will pay a transaction fee of $15 plus brokerage charges if they direct the Plan Agent to sell Common Shares held in a Plan account. See “Automatic Dividend Reinvestment and Cash Purchase Plan” in the Prospectus.
Other Expenses, Note [Text Block]		“Other Expenses” reflects actual costs incurred as of semi-annual fiscal period ended May 31, 2026 (annualized) for operational expenses, including payments to our transfer agent, administrator, custodian, legal, and fund accounting expenses.
Management Fee not based on Net Assets, Note [Text Block]		Reflects management fee as of May 31, 2026. “Management Fee” is based on Managed Assets, which means the average daily gross asset value of the Company (which includes assets attributable to the principal amount of any borrowings), minus accrued liabilities (other than the principal amount of such borrowings), and reflects an annual rate of 0.95% of average monthly Managed Assets up to $2.5 billion, 0.90% of average monthly Managed Assets between $2.5 billion and $3.5 billion, and 0.85% of average monthly Managed Assets above $3.5 billion. There is no investment advisory agreement with, or management fees charged to, any Subsidiary.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective

Our investment objective is to seek a high level of total return with an emphasis on current distributions paid to stockholders. We cannot assure you that we will achieve our investment objective.

Risk Factors [Table Text Block]

Risk Factors

Investing in our Common Shares involves substantial risks arising from, among other things, our strategies, concentration in the energy infrastructure industry, non-diversified status, use of leverage for investment purposes, use of derivatives for investment and hedging purposes, and investment, directly or indirectly, in less liquid investments. You could lose some or all of your investment. See “Risk Factors” beginning on page 26 of the accompanying Prospectus. You should consider carefully these risks together with all of the other information contained in this Prospectus Supplement and the accompanying Prospectus before making a decision to purchase our Common Shares.

Share Price [Table Text Block]

Market and Net Asset Value Information

Our currently outstanding Common Shares are, and the Common Shares offered by this Prospectus Supplement and accompanying Prospectus will be, subject to notice of issuance, listed on the NYSE under the symbol “TYG.” Our Common Shares commenced trading on the NYSE on February 25, 2004.

Our Common Shares have traded both at a premium and at a discount in relation to NAV. We cannot predict whether our Common Shares will trade in the future at a premium or discount to NAV. The provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), generally require that the public offering price of common stock (less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s additional common stock (calculated within 48 hours of pricing). Our issuance of additional Common Shares may have an adverse effect on prices in the secondary market for our Common Shares by increasing the number of Common Shares available, which may put downward pressure on the market price for our Common Shares. The continued development of alternatives as vehicles for investing in a portfolio of energy infrastructure MLPs, including other publicly traded investment companies and private funds, may reduce or eliminate any tendency of our Common Shares to trade at a premium in the future. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV. See “Risk Factors — Risks Related to Our Operations — Market Discount Risk” in the accompanying Prospectus.

The following table sets forth for each of the periods indicated the high and low closing market prices for our Common Shares on the NYSE, the NAV per share and the premium or discount to NAV per share at which our Common Shares were trading. See “Determination of Net Asset Value” in the accompanying Prospectus for information as to the determination of our NAV.

Fiscal Quarter Ended	Market Price(1)		NAV(2)	Premium/(Discount) to NAV(3)
	High	Low		High	Low
February 2024	$29.82	$27.63	$35.33	(15.6)%	(21.8)%
May 2024	$35.15	$29.17	$35.56	(1.2)%	(18.0)%
August 2024	$36.98	$32.65	$40.48	(8.6)%	(19.3)%
November 2024	$46.00	$35.59	$42.82	7.4%	(16.9)%
February 2025	$48.43	$41.30	$52.23	(7.3)%	(20.9)%
May 2025	$44.40	$35.42	$48.51	(8.5)%	(27.0)%
August 2025	$43.89	$41.04	$44.80	(2.0)%	(8.4)%
November 2025	$44.39	$41.90	$45.76	(3.0)%	(8.4)%
February 2026	$49.85	$40.41	$46.74	6.7%	(13.5)%
May 2026	$51.00	$43.99	$50.55	0.9%	(13.0)%
August 2026	$44.98	$41.89	$46.91	(4.1)%	(10.7)%

____________

(1)       Based on high and low closing market price for the respective quarter.

(2)       Based on the NAV at the beginning of each respective quarter, calculated on the close of business on the last business day of the prior quarter.

(3)       Calculated based on the market value and NAV information presented in the table. Percentages are rounded.

The last reported NAV and closing market price per Common Share on September 11, 2026 were $45.42 and $44.15, respectively, representing a (2.80)% discount to NAV. As of September 11, 2026, we had approximately 25,400,000 Common Shares outstanding and net assets of approximately $1.2 billion.

Lowest Price or Bid	[10]			$ 41.89	$ 43.99	$ 40.41	$ 41.9	$ 41.04	$ 35.42	$ 41.3	$ 35.59	$ 32.65	$ 29.17	$ 27.63
Highest Price or Bid	[10]			$ 44.98	$ 51	$ 49.85	$ 44.39	$ 43.89	$ 44.4	$ 48.43	$ 46	$ 36.98	$ 35.15	$ 29.82
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[11]			(4.10%)	0.90%	6.70%	(3.00%)	(2.00%)	(8.50%)	(7.30%)	7.40%	(8.60%)	(1.20%)	(15.60%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[11]			(10.70%)	(13.00%)	(13.50%)	(8.40%)	(8.40%)	(27.00%)	(20.90%)	(16.90%)	(19.30%)	(18.00%)	(21.80%)
NAV Per Share	[12]			$ 46.91	$ 50.55	$ 46.74	$ 45.76	$ 44.8	$ 48.51	$ 52.23	$ 42.82	$ 40.48	$ 35.56	$ 35.33
Common Share [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
General Description of Registrant [Abstract]
Share Price			$ 44.15
NAV Per Share			$ 45.42
Latest Premium (Discount) to NAV [Percent]			(2.80%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Not Held [Shares]			25,400,000

[1]	Represents the estimated commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
[2]	The maximum sales charge for offerings made at the market is 1.00%.
[3]	Shareholders will pay a transaction fee of $15 plus brokerage charges if they direct the Plan Agent to sell Common Shares held in a Plan account. See “Automatic Dividend Reinvestment and Cash Purchase Plan” in the Prospectus.
[4]	Assumes offering expenses of $130,000 and the sale of 2,500,000 Common Shares at a sales price per Common Share of $44.15, which represents the last reported sales price of the Common Shares on the NYSE on September 11, 2026. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales, if any, of the Common Shares under this Prospectus Supplement and the accompanying Prospectus may be at a price greater or less than $44.15 per Common Share, depending on the market price of the Common Shares at the time of any such sale.
[5]	Reflects management fee as of May 31, 2026. “Management Fee” is based on Managed Assets, which means the average daily gross asset value of the Company (which includes assets attributable to the principal amount of any borrowings), minus accrued liabilities (other than the principal amount of such borrowings), and reflects an annual rate of 0.95% of average monthly Managed Assets up to $2.5 billion, 0.90% of average monthly Managed Assets between $2.5 billion and $3.5 billion, and 0.85% of average monthly Managed Assets above $3.5 billion. There is no investment advisory agreement with, or management fees charged to, any Subsidiary.
[6]	The percentages shown are annualized and based on average net assets for the semi-annual fiscal period ended May 31, 2026.
[7]	Reflects actual cost of interest on the debt securities and unsecured credit facility as of May 31, 2026, including amortization of issuance costs.
[8]	Reflects actual cost of distributions on Outstanding MRP Shares as of May 31, 2026, including amortization of issuance costs.
[9]	“Other Expenses” reflects actual costs incurred as of semi-annual fiscal period ended May 31, 2026 (annualized) for operational expenses, including payments to our transfer agent, administrator, custodian, legal, and fund accounting expenses.
[10]	Based on high and low closing market price for the respective quarter.
[11]	Calculated based on the market value and NAV information presented in the table. Percentages are rounded.
[12]	Based on the NAV at the beginning of each respective quarter, calculated on the close of business on the last business day of the prior quarter.